SCHEDULE OF COMPOSITION OF LOSS BEFORE INCOME TAX (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
LossBeforeIncomeTaxLineItems [Line Items]
Total	$ (5,390,610)	$ (725,874)	$ 1,331,324
CHINA
LossBeforeIncomeTaxLineItems [Line Items]
Total	(1,424,632)	286,061	1,333,820
Other [Member]
LossBeforeIncomeTaxLineItems [Line Items]
Total	$ (3,965,978)	$ (1,011,935)	$ (2,496)